Other non-current assets	6 Months Ended
Jun. 30, 2024
Other Non-current Assets [Abstract]
Other non-current assets
7 Other non-current assets
As of June 30, 2024, other non-current assets were comprised of rent, trade, and other term deposits amounting to USD938 thousand (December 31, 2023: USD1,245 thousand), restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period, and other non-current assets amounting to USD41 thousand as of June 30, 2024 (December 31, 2023: USD44 thousand).